Warrants (Details) - USD ($)		6 Months Ended
	Feb. 04, 2022	Jun. 30, 2022	Jun. 30, 2021
Warrants (Details) [Line Items]
Performing numerous iterations percentage		20.00%
Fair value of the warrants		$ 60,454	$ 593
Warrants [Member]
Warrants (Details) [Line Items]
Fair value of the warrants	$ 412,299
IPO [Member]
Warrants (Details) [Line Items]
Performing numerous iterations percentage		80.00%